Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions

19.  Related Party Transactions

During the years presented, other than disclosed elsewhere, the Company mainly had the following related party transactions:

Names of the major related parties	Nature of relationship
Tencent Holdings Limited and its subsidiaries (the “Tencent Group”)	A shareholder that has significant influence over the Group
Kuaishou Technology and its subsidiary (the “Kuaishou Group”)	A shareholder that has significant influence over the Group
Baidu, Inc. and its subsidiaries (the “Baidu Group”) (i)	A shareholder that has significant influence over the Group as of December 31, 2021

(i)	As Baidu Group’s shares in the Company is further diluted after the IPO, the Company considers that Baidu is no longer its related party since 2022.

(a)  Significant transactions with related parties

The following table presents significant transactions with Tencent Group and Kuaishou Group for the years ended December 31, 2020, 2021 and 2022. The transactions with Baidu Group included (i) purchase of services amounting to RMB48.7 million and RMB142.3 million for the years ended December 31, 2020 and 2021, respectively; and (ii) provision of services amounting to RMB17.2 million and RMB19.7 million for the years ended December 31, 2020 and 2021, respectively.

	For the Year Ended December 31,
	2020	2021	2022

	RMB in thousands
Services purchased from related parties
Tencent Group(i)	77,254	110,849	137,715
Kuaishou Group(ii)	—	2,179	14,373

Services provided to related parties(iii)
Tencent Group	12,569	10,876	25,741
Kuaishou Group	7,412	7,864	14,779

(i)	Service purchased from Tencent Group primarily related to cloud and bandwidth services.
(ii)	Service purchased from Kuaishou Group primarily related to marketing services and cloud and bandwidth services.
(iii)	Service provided to related parties mainly refer to advertising service provided to Tencent Group, Baidu Group and Kuaishou Group.

19.  Related Party Transactions (Continued)

(b)  Balances with related parties

The following table presents balances with Tencent Group and Kuaishou Group as of December 31, 2021 and 2022. The amount due from Baidu Group was RMB6.4 million as of December 31, 2021, and the amount due to Baidu Group was RMB14.6 million as of December 31, 2021.

	As of December 31,
	2021	2022

	RMB in thousands
Amount due from related parties
Tencent Group	8,763	22,616
Kuaishou Group	2,998	2,182

Amount due to related parties
Tencent Group	67,370	19,081
Kuaishou Group	1,640	5,780

The transactions and balances with related parties are all trade in nature.